ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Applicable tax rate	35.00%	35.00%	35.00%
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	35.00%
Country Of Ecuador [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%
Surcharge rate	3.00%
Percentage of withholdings on dividends	10.00%
Country Of Bolivia [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%
Withholding income tax rate	12.50%
Country Of Uruguay [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%